Condensed Consolidated Statements of Operations and Comprehensive Loss - Vacasa Holdings LLC - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 329,927	$ 186,126	$ 696,954	$ 382,851	$ 491,760	$ 299,281
Operating costs and expenses:
Cost of revenue, exclusive of depreciation and amortization shown separately below	138,461	82,706	332,455	187,089	256,086	164,466
Operations and support	55,435	34,719	132,836	87,193	116,192	78,782
Technology and development	12,332	6,783	30,935	19,452	27,030	16,929
Sales and marketing	49,943	22,448	114,657	62,735	79,971	70,584
General and administrative	19,326	15,248	59,672	38,990	57,587	36,289
Depreciation	4,414	3,936	12,721	11,381	15,483	5,705
Amortization of intangible assets	13,979	4,844	30,778	14,519	18,817	7,984
Total operating costs and expenses	293,890	170,684	714,054	421,359	571,166	380,739
Income (Loss) from operations	36,037	15,442	(17,100)	(38,508)	(79,406)	(81,458)
Interest income	6	15	32	379	385	1,050
Interest expense	(3,313)	(3,143)	(9,219)	(4,772)	(7,907)	(1,186)
Other income (expense), net	150	(2,977)	(10,199)	(4,375)	(5,725)	(3,354)
Income (Loss) before income taxes	32,880	9,337	(36,486)	(47,276)	(92,653)	(84,948)
Income tax benefit (expense)	(76)	79	76	236	315	76
Net income (loss)	32,804	9,416	(36,410)	(47,040)	(92,338)	(84,872)
Remeasurement of redeemable convertible preferred units		51,638	426,101	45,009	202,433	42,186
Net income (loss) attributable to common units	$ 17,619	$ (42,222)	$ (462,511)	$ (92,049)	$ (294,771)	$ (127,058)
Net income (loss) per unit attributable to common units-basic	$ 0.05	$ (0.24)	$ (1.62)	$ (0.52)	$ (1.67)	$ (0.73)
Net income (loss) per unit attributable to common units-diluted	$ 0.05	$ (0.24)	$ (1.62)	$ (0.52)	$ (1.67)	$ (0.73)
Weighted average units used to compute net income (loss) per unit attributable to common units-basic	338,566,000	176,824,000	285,210,000	176,824,000	176,824	173,408
Weighted average units used to compute net income (loss) per unit attributable to common units-diluted	463,792,000	176,824,000	285,210,000	176,824,000	176,824	173,408
Other comprehensive income (loss):
Foreign currency translation adjustments	$ (940)	$ (2,361)	$ (201)	$ 210	$ (313)	$ 939
Comprehensive income (loss)	$ 31,864	$ 7,055	$ (36,611)	$ (46,830)	$ (295,084)	$ (126,119)